Leases - Schedule of Supplemental Balance Sheet Information (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Successor [Member]
Operating Leases
Operating lease right-of-use assets, net	$ 30,001
Current portion of operating lease obligations	7,204
Non-current operating lease obligations	21,838
Total operating lease liabilities	29,042
Finance Leases
Equipment, net	28,532
Current portion of finance lease obligations	9,824
Non-current finance lease obligations	18,915
Total finance lease liabilities	$ 28,739
Weighted-average remaining lease term (years):
Operating leases	5 years 5 months 12 days
Finance leases	3 years 3 months 3 days
Weighted-average discount rate:
Operating leases	7.32%
Finance leases	6.78%
Predecessor [Member]
Operating Leases
Operating lease right-of-use assets, net		$ 22,441
Current portion of operating lease obligations		7,498
Non-current operating lease obligations		17,773
Total operating lease liabilities		25,271
Finance Leases
Equipment, net		28,655
Current portion of finance lease obligations		9,125
Non-current finance lease obligations		20,288
Total finance lease liabilities		$ 29,413
Weighted-average remaining lease term (years):
Operating leases		5 years 3 months
Finance leases		3 years 4 months 28 days
Weighted-average discount rate:
Operating leases		6.21%
Finance leases		5.89%